Average Annual Total Returns{- Fidelity Advisor® Capital Development Fund} - 09.30 Fidelity Advisor Capital Development Fund-AMCI PRO-09 - Fidelity Advisor® Capital Development Fund	Fidelity Advisor Capital Development Fund-Destiny Class A Return Before Taxes Past 1 year	Fidelity Advisor Capital Development Fund-Destiny Class A Return Before Taxes Past 5 years	Fidelity Advisor Capital Development Fund-Destiny Class A Return Before Taxes Past 10 years	Fidelity Advisor Capital Development Fund-Destiny Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Capital Development Fund-Destiny Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Capital Development Fund-Destiny Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Capital Development Fund-Destiny Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Capital Development Fund-Destiny Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Capital Development Fund-Destiny Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Capital Development Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Capital Development Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Capital Development Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Capital Development Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Capital Development Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Capital Development Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Capital Development Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Capital Development Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Capital Development Fund-Class I Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	23.41%	8.29%	11.10%	21.35%	6.50%	9.73%	15.31%	6.27%	8.95%	25.70%	8.22%	10.77%	28.66%	8.53%	10.69%	31.09%	9.73%	11.89%	31.49%	11.70%	13.56%